UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended: March, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880

13F File Number:028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 222-4000

Signature, Place and Date of Signing:


/s/ Terence M. Hogan          Westport, Connecticut             May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:  $ 386,140
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1.        028-10545                Addison Clark Fund, L.P.
2.        028-10547                Addison Clark Offshore Fund, Ltd.
----      -------------------      ------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHRS OR   SH/ PUT/   INVEST   OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x1000)   PRN AMT   PRN CALL   DISCRT   MNGRS   SOLE SHARED    NONE
AMYLIN PHARMACEUTICALS INC     COM              032346108    22,416     600,000 SH         SHARED    1,2           600,000
APPLIED MATLS INC              COM              038222105     8,977     490,000 SH   PUT   SHARED    1,2           490,000
AWARE INC MASS                 COM              05453N100     3,714     600,000 SH         SHARED    1,2           600,000
BALLY TECHNOLOGIES INC         COM              05874B107    14,620     620,000 SH         SHARED    1,2           620,000
BLOCK H & R INC                COM              093671105     3,156     150,000 SH  CALL             1,2           150,000
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    19,336     370,000 SH         SHARED    1,2           370,000
CABOT CORP                     COM              127055101    10,047     210,500 SH         SHARED    1,2           210,500
CAREER EDUCATION CORP          COM              141665109    10,157     333,000 SH         SHARED    1,2           333,000
CHIPOTLE MEXICAN GRILL INC     CL A             169656105     7,452     120,000 SH         SHARED    1,2           120,000
CISCO SYS INC                  COM              17275R102     2,553     100,000 SH   PUT   SHARED    1,2           100,000
CITIGROUP INC                  COM              172967101     2,362      46,000 SH   PUT   SHARED    1,2            46,000
COCA COLA CO                   COM              191216100     1,680      35,000 SH  CALL             1,2            35,000
COMERICA INC                   COM              200340107     2,956      50,000 SH   PUT   SHARED    1,2            50,000
COMPTON PETE CORP              COM              204940100    16,616   1,650,000 SH         SHARED    1,2         1,650,000
CRESUD S A C I F Y A           SPONSORED ADR    226406106     2,874     140,000 SH         SHARED    1,2           140,000
CROCS INC                      COM              227046109       945      20,000 SH         SHARED    1,2            20,000
EL PASO CORP                   COM              28336L109    28,217   1,950,000 SH         SHARED    1,2         1,950,000
FIRSTFED FINL CORP             COM              337907109       568      10,000 SH         SHARED    1,2            10,000
FULL HOUSE RESORTS INC         COM              359678109     2,708     714,500 SH         SHARED    1,2           714,500
GENERAL MTRS CORP              COM              370442105     1,532      50,000 SH   PUT   SHARED    1,2            50,000
HEELYS INC                     COM              42279M107     1,467      50,000 SH         SHARED    1,2            50,000
HEWLETT PACKARD CO             COM              428236103     4,331     107,900 SH   PUT   SHARED    1,2           107,900
HOSPIRA INC                    COM              441060100    19,632     480,000 SH         SHARED    1,2           480,000
JANUS CAP GROUP INC            COM              47102X105    20,910   1,000,000 SH         SHARED    1,2         1,000,000
JOHNSON & JOHNSON              COM              478160104     3,013      50,000 SH  CALL             1,2            50,000
LIBERTY GLOBAL INC             COM SER A        530555101    30,879     937,730 SH         SHARED    1,2           937,730
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     5,598     235,000 SH  CALL             1,2           235,000
MICROCHIP TECHNOLOGY INC       COM              595017104     5,685     160,000 SH   PUT   SHARED    1,2           160,000
NOVASTAR FINL INC              COM              669947400       175      35,000 SH   PUT   SHARED    1,2            35,000
NOVELLUS SYS INC               COM              670008101     6,724     210,000 SH   PUT   SHARED    1,2           210,000
NOVELLUS SYS INC               COM              670008101     2,562      80,000 SH   PUT   SHARED    1,2            80,000
ORBCOMM INC                    COM              68555P100     2,869     225,000 SH         SHARED    1,2           225,000
PRA INTL                       COM              69353C101     3,018     140,000 SH         SHARED    1,2           140,000
QUALCOMM INC                   COM              747525103     4,266     100,000 SH  CALL             1,2           100,000
SIX FLAGS INC                  COM              83001P109     8,832   1,469,500 SH         SHARED    1,2         1,469,500
SPRINT NEXTEL CORP             COM FON          852061100    11,376     600,000 SH  CALL             1,2           600,000
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109       202      10,000 SH   PUT   SHARED    1,2            10,000
TEXAS INSTRS INC               COM              882508104     5,117     170,000 SH   PUT   SHARED    1,2           170,000
THORNBURG MTG INC              COM              885218107       780      30,000 SH   PUT   SHARED    1,2            30,000
TODCO                          COM              88889T107    27,614     684,700 SH         SHARED    1,2           684,700
TODCO                          COM              88889T107    12,482     309,500 SH   PUT   SHARED    1,2           309,500
TRUMP ENTMT RESORTS INC        COM              89816T103     5,421     300,000 SH         SHARED    1,2           300,000
VARIAN SEMICONDUCTOR EQUIPMN   COM              922207105     5,338     100,000 SH   PUT   SHARED    1,2           100,000
VONAGE HLDGS CORP              COM              92886T201     3,795   1,100,000 SH         SHARED    1,2         1,100,000
WESTERN UN CO                  COM              959802109    10,975     500,000 SH         SHARED    1,2           500,000
WESTERN UN CO                  COM              959802109     2,195     100,000 SH  CALL             1,2           100,000

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